Network Operations and Support Expenses - Summary of Network Operations and Support Expenses (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Expenses by nature [abstract]
Operating and maintenance	¥ 65,087	¥ 64,056	¥ 55,360
Utility	13,818	13,477	12,522
Network resources usage and related fee	20,976	29,434	26,926
Others	9,918	9,095	9,161
Network operations and support expenses	¥ 109,799	¥ 116,062	¥ 103,969